UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MicroCapital LLC
Address: 623 Fifth Ave, Suite 2502
         New York, NY  10022

13F File Number:  28-11807

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tim Cruetz
Title:     Vice President
Phone:     212-692-6332

Signature, Place, and Date of Signing:

      /s/  Tim Cruetz     New York, NY     November 11, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $15,521 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIGON INC                   COM              03070l300     1213   184300 SH       SOLE                   184300        0        0
GLOBAL TRAFFIC NETWORK INC     COM              37947B103     1870   201704 SH       SOLE                   201704        0        0
LOGICVISION INC                COM NEW          54140W305     1078  1088931 SH       SOLE                  1088931        0        0
MOTORCAR PTS AMER INC          COM              620071100     1133   187565 SH       SOLE                   187565        0        0
NUTRI SYS INC NEW              COM              67069D108      301    17000 SH       SOLE                    17000        0        0
PARAGON TECHNOLOGIES INC       COM              69912T108      512   110200 SH       SOLE                   110200        0        0
PET DRX CORPORATION            *W EXP 03/17/201 715813119      128   637500 SH       SOLE                   637500        0        0
QUALSTAR CORP                  COM              74758R109     1992   666244 SH       SOLE                   666244        0        0
QUESTCOR PHARMACEUTICALS INC   COM              74835Y101     1344   182800 SH       SOLE                   182800        0        0
SIGMA DESIGNS INC              COM              826565103     1422   100000 SH       SOLE                   100000        0        0
SRI/SURGICAL EXPRESS INC       COM              78464W104     1565   481533 SH       SOLE                   481533        0        0
STAR SCIENTIFIC INC            COM              85517P101      338    95000 SH       SOLE                    95000        0        0
SUTRON CORP                    COM              869380105      472    79199 SH       SOLE                    79199        0        0
TETON ENERGY CORP              COM              881628101      925   298500 SH       SOLE                   298500        0        0
VALPEY FISHER CORP             COM              920344108      391    95281 SH       SOLE                    95281        0        0
ZILA INC                       COM PAR $0.01    989513205      837   648829 SH       SOLE                   648829        0        0